RELATED PARTY TRANSACTIONS - Founder Shares (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)		1 Months Ended		3 Months Ended
	Feb. 05, 2021	Dec. 31, 2020	Nov. 30, 2020	Mar. 31, 2021	Feb. 03, 2021
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Common shares, shares outstanding (in shares)		8,625,000
Over-allotment option
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		1,125,000
Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)		8,625,000		8,625,000	8,625,000
Maximum shares subject to forfeiture		1,125,000
Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		1,125,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares transferred (in shares)	20,000			20,000
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)					8,625,000
Founder Shares | Class B Common Stock | Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days		20 days
Founder Shares | Class B Common Stock | Over-allotment option | Maximum
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		1,125,000		1,125,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days		30 days
Founder Shares | Sponsor | Private Placement
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00		$ 12.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days		150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued			7,187,500
Aggregate purchase price			$ 25,000
Common shares, shares outstanding (in shares)		20
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)				20.00%